Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:   484-583-8083

Email:   kristen.winsko@LFG.com

VIA EDGAR

March 22, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:         Registrant:         Lincoln Variable Insurance Products Trust (“Registrant”)

                                             On behalf of the following series:

                                             LVIP Delaware Foundation Aggressive Allocation Fund

                                             LVIP Delaware Foundation Conservative Allocation Fund

                                             LVIP Delaware Foundation Moderate Allocation Fund

               File Nos.:             033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectus dated May 1, 2016, relating solely to the LVIP Delaware Foundation Aggressive Allocation Fund, LVIP Delaware Foundation Conservative Allocation Fund and LVIP Delaware Foundation Moderate Allocation Fund, each a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on February 28, 2017 (SEC Accession No. 0001193125-17-063103) pursuant to Rule 497(e) under the 1933 Act.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Kristen N. Winsko
Kristen N. Winsko, Esq.
Senior Counsel—Funds Management

cc:         Ronald A. Holinsky, Chief Counsel